Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provisions and other current liabilities [abstract]
Taxes other than income taxes	$ 836	$ 619
Restructuring provisions	1,131	345
Accrued expenses for goods and services received but not invoiced	1,059	1,089
Accruals for royalties	767	752
Accrued interests on financial debt	116	127
Provisions for deductions from revenue	6,732	6,481	$ 6,256	$ 5,595
Accruals for compensation and benefits including social security	2,321	2,260
Environmental remediation liabilities	53	49	167
Current deferred income other than current contract liabilities	123	123
Provisions for product liabilities, governmental investigations and other legal matters	548	56	306
Accrued share-based payments	235	253	269
Contingent consideration	131	119
Commitment for repurchase own shares		2,809	$ 1,800
Other payables	743	588
Total provisions and other current liabilities	$ 14,795	$ 15,670